Accounts receivable and contract assets	12 Months Ended
Dec. 31, 2019
Text Block [Abstract]
Accounts receivable and contract assets
8. Accounts receivable and contract assets
The following table presents the accounts receivable as of December 31, 2018 and 2019:

	As of December 31,
	2018	2019
	RMB	RMB
Accounts receivable (adjusted, Note 2(ah))	862,586	1,028,004
Allowance for doubtful accounts (adjusted, Note 2(ah))	(50,544)	(145,699)

Accounts receivable, net	812,042	882,305

The following table presents the aging of past-due accounts receivable or more by type of fee as of December 31, 2018 and 2019:

	Current	1-89 days past due	90-119 days Past due	120-149 days Past due	150-179 days Past due	Total accounts receivable
December 31, 2018
Loan facilitation	765,354	38,768	8,193	8,086	7,720	828,121
Post facilitation	10,310	4,197	1,689	1,877	1,926	19,999
Other	14,466	—	—	—	—	14,466

Total	790,130	42,965	9,882	9,963	9,646	862,586

December 31, 2019
Loan facilitation	793,608	78,878	22,058	20,440	18,920	933,904
Post facilitation	38,710	11,487	4,956	5,238	5,346	65,737
Other	28,363	—	—	—	—	28,363

Total	860,681	90,365	27,014	25,678	24,266	1,028,004

As disclosed in note 2(k), the Company writes-off the accounts receivable and the related allowance when the accounts receivables are delinquent for 180 days or more.
The following table sets forth the movement of provision for accounts receivable as of December 31, 2018 and 2019, respectively:

	For the Years Ended December 31,
	2018	2019
	RMB	RMB
Beginning balance	—	50,544
Impact due to adoption of new revenue standard	16,501	—
Current period accrual	107,352	274,375
Current period reversal	(700)	(12,493)
Current period write-off	(72,609)	(166,727)

Ending balance	50,544	145,699

The following table sets forth the contract assets as of December 31, 2018 and 2019:

	As of December 31,
	2018	2019
	RMB	RMB
Investment management fee for investment programs	110,321	20,555
Contract acquisition cost	1,782	—

	112,103	20,555

The following table sets forth the movement of contract assets for the years ended December 31, 2018 and 2019:

	For the Years Ended December 31,
	2018	2019
	RMB	RMB
Beginning balance	—	112,103
Impact due to adoption of new revenue standard	53,084	—
Recognition of investment management fee	208,471	109,423
Recognition of contract acquisition cost	4,186	—
Settlement upon maturity of investment programs	(146,483)	(199,189)
Settlement upon fulfilment of contract	(7,155)	(1,782)

Ending balance	112,103	20,555